Net loss per share	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Earnings Per Share [Abstract]
Net loss per share [Text Block]

16. Net loss per share

For the three months ended	May 31, 2022	May 31, 2021

Net loss	$(3,166,214)	$(634,598)
Weighted average number of Common and Class A shares	54,029,902	34,995,692

Net loss per share from operations

Basic	$(0.06)	$(0.02)
Diluted	$(0.06)	$(0.02)

17. Net loss per share

	February 28, 2022	February 28, 2021
Net loss	(4,372,019)	(2,667,423)
Weighted average number of common shares	43,627,051	33,795,132

Net loss per share from operations
Basic	(0.10)	(0.08)
Diluted	(0.10)	(0.08)